Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
U. S. Treasury Securities	$ 345,258,401	$ 345,191,130
Liabilities:
Derivative warrant liabilities – Public Warrants	19,837,500	18,112,500
Derivative warrant liabilities – Private Warrants
Level 2 [Member]
Assets:
U. S. Treasury Securities
Liabilities:
Derivative warrant liabilities – Public Warrants
Derivative warrant liabilities – Private Warrants
Level 3 [Member]
Assets:
U. S. Treasury Securities
Liabilities:
Derivative warrant liabilities – Public Warrants
Derivative warrant liabilities – Private Warrants	$ 11,303,000	$ 11,303,000